T. ROWE PRICE International Discovery Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.2%
Common Stocks 2.2%
Arcos Dorados Holdings, Class A (USD) (1) 1,592,589 12,343
MercadoLibre (USD) (2) 57,752 111,010
Total Argentina (Cost $32,937) 123,353
AUSTRALIA 1.1%
Common Stocks 1.1%
ALS  1,382,863 13,942
Cochlear  85,823 16,892
oOh!media  11,100,994 8,001
Pilbara Minerals (2) 7,753,101 10,874
Reliance Worldwide  4,468,797 14,879
Total Australia (Cost $50,814) 64,588
AUSTRIA 2.8%
Common Stocks 2.8%
BAWAG Group  1,483,290 134,086
Schoeller-Bleckmann Oilfield Equipment  615,726 21,963
Total Austria (Cost $93,700) 156,049
BRAZIL 1.7%
Common Stocks 1.7%
CI&T, Class A (USD) (2)(3) 3,101,158 21,584
Intelbras Industria de Telecomunicacao Eletronica Brasileira  3,748,024 9,236
Klabin  9,697,876 37,553
Multiplan Empreendimentos Imobiliarios  3,471,606 13,342
TOTVS  2,783,934 16,244
97,959
Preferred Stocks 0.0%
Klabin  2 —
—
Total Brazil (Cost $106,676) 97,959

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
CANADA 8.2%
Common Stocks 8.2%
Aritzia (2) 940,123 45,216
AtkinsRealis Group  689,570 34,551
ATS (1)(2) 619,520 16,757
BRP (1) 228,907 10,946
Definity Financial  952,547 37,457
dentalcorp Holdings (1)(2) 2,153,715 11,218
Descartes Systems Group (2) 497,046 57,535
ERO Copper (1)(2) 2,251,454 30,146
Exchange Income  767,671 29,543
Jamieson Wellness (1) 967,335 21,998
Kinaxis (2) 166,404 19,159
NuVista Energy (2) 2,492,491 22,312
Osisko Gold Royalties  845,600 15,640
Richelieu Hardware (1) 678,062 19,166
Shopify, Class A (2) 303,953 35,472
Spin Master (1) 862,393 18,258
StorageVault Canada  7,338,233 18,429
Wesdome Gold Mines (2) 2,417,768 23,889
Total Canada (Cost $355,757) 467,692
CHINA 10.5%
Common Stocks 4.1%
ATRenew, ADR (USD) (2) 1,603,600 4,249
Bloks Group (HKD) (2) 236,400 2,831
BOC Aviation (HKD)  2,188,700 16,499
Bosideng International Holdings (HKD)  40,318,000 19,516
China Resources Gas Group (HKD)  2,926,000 9,946
China Resources Mixc Lifestyle Services (HKD)  12,387,800 46,907
H World Group (HKD) (1) 6,371,700 20,628
Haier Smart Home, Class H (HKD)  4,437,000 14,676
Innovent Biologics (HKD) (2) 3,551,000 15,111
Kanzhun, ADR (USD) (2) 1,521,136 21,920
Kingboard Laminates Holdings (HKD)  16,933,000 16,982
Ninebot, CDR  2,847,310 20,186
Shandong Weigao Group Medical Polymer, Class H (HKD)  27,432,400 17,120
Shanghai Conant Optical, Class H (HKD) (1) 1,302,000 4,109
Tuya, ADR (USD)  875,305 2,171
232,851

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Common Stocks - China A Shares 6.4%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  651,682 11,315
China Oilfield Services, A Shares (CNH)  6,679,720 13,747
CNOOC Energy Technology & Services, A Shares (CNH)  36,594,424 21,079
Dongguan Yiheda Automation, A Shares (CNH)  2,810,400 9,690
Electric Connector Technology, A Shares (CNH)  2,621,004 22,067
Fuyao Glass Industry Group, A Shares (CNH)  1,405,218 11,521
Hongfa Technology, A Shares (CNH)  5,826,732 27,590
Jiangsu Hengli Hydraulic, A Shares (CNH)  1,478,313 12,610
Loncin Motor, A Shares (CNH)  9,507,500 13,264
Riyue Heavy Industry, A Shares (CNH)  9,037,587 15,016
Ruijie Networks, A Shares (CNH)  1,134,700 10,217
Shandong Pharmaceutical Glass, A Shares (CNH)  5,700,114 18,875
Shenzhen Envicool Technology, A Shares (CNH)  2,777,812 15,575
Shenzhen Jufei Optoelectronics, A Shares (CNH)  13,826,004 13,023
WUS Printed Circuit Kunshan, A Shares (CNH)  1,581,310 9,093
Wuxi Xinje Electric, A Shares (CNH)  1,964,700 12,091
Xiamen Faratronic, A Shares (CNH)  1,324,887 22,459
Xuji Electric, A Shares (CNH)  5,365,900 19,870
Yankershop Food, A Shares (CNH)  3,125,480 22,908
Yantai Jereh Oilfield Services Group, A Shares (CNH)  4,218,544 24,052
YTO Express Group, A Shares (CNH)  6,501,034 12,251
Yunnan Aluminium, A Shares (CNH)  10,539,900 24,000
362,313
Total China (Cost $569,518) 595,164
DENMARK 1.0%
Common Stocks 1.0%
NTG Nordic Transport Group (1)(2) 427,196 14,111
Royal Unibrew  225,316 15,575
Zealand Pharma (1)(2) 275,991 28,045
Total Denmark (Cost $40,568) 57,731
FINLAND 0.4%
Common Stocks 0.4%
Mandatum  833,740 4,121
Valmet (1) 776,626 21,174
Total Finland (Cost $23,616) 25,295

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 6.6%
Common Stocks 6.6%
Beneteau (1) 2,335,910 22,269
Coface  1,174,310 18,936
Edenred  586,437 20,232
Eramet (1) 265,339 14,813
Eurofins Scientific  602,381 32,318
Lectra (1) 727,962 20,270
Nexity (1)(2) 2,070,747 27,738
Planisware (2) 1,544,989 46,929
Robertet (1) 27,351 24,161
SPIE  2,515,414 83,832
Verallia  823,823 25,357
Virbac  110,813 37,198
Total France (Cost $321,832) 374,053
GERMANY 5.3%
Common Stocks 5.3%
Adesso (1) 120,492 11,957
flatexDEGIRO  3,250,900 55,077
Hypoport (1)(2) 92,465 20,526
Knaus Tabbert (1) 334,692 5,259
Nagarro (1)(2) 176,570 15,466
Redcare Pharmacy (1)(2) 695,518 87,205
Schott Pharma  1,163,162 28,498
Scout24  229,519 22,319
Siltronic (1) 760,334 34,767
Zalando (2) 505,281 18,831
Total Germany (Cost $304,023) 299,905
HONG KONG 0.2%
Common Stocks 0.2%
Impro Precision Industries  9,178,000 2,513
Yue Yuen Industrial Holdings  4,740,000 10,102
Total Hong Kong (Cost $13,713) 12,615

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
ICELAND 0.1%
Common Stocks 0.1%
Alvotech (2) 51,402 653
Alvotech (USD) (2) 558,759 7,107
Total Iceland (Cost $7,627) 7,760
INDIA 4.7%
Common Stocks 4.7%
Astral  1,256,066 21,823
Blue Star  1,052,272 21,995
Computer Age Management Services  107,828 4,461
Craftsman Automation  64,724 3,112
CreditAccess Grameen  1,341,859 16,696
Dixon Technologies India  143,244 24,655
Info Edge India  267,806 23,782
KEI Industries  195,351 9,038
Metro Brands  1,116,438 15,234
Page Industries  49,352 25,446
Polycab India  436,081 30,280
Sapphire Foods India (2) 4,356,234 14,523
Torrent Pharmaceuticals  424,709 16,004
Vedant Fashions  1,196,564 12,859
Zomato (2) 10,365,337 26,253
Total India (Cost $148,396) 266,161
IRELAND 0.6%
Common Stocks 0.6%
Cairn Homes (GBP)  14,547,497 34,200
Total Ireland (Cost $16,474) 34,200
ITALY 4.2%
Common Stocks 4.2%
Amplifon (1) 2,629,502 70,270
Ariston Holding (1) 2,707,959 9,672
BFF Bank (1) 1,899,657 16,288
Carel Industries (1) 1,463,065 29,174
Ermenegildo Zegna (USD) (1) 3,064,085 27,822
FinecoBank Banca Fineco  2,170,955 41,216

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
GVS (2) 2,597,076 13,177
Interpump Group  306,584 14,464
Technoprobe (1)(2) 2,345,741 14,774
Total Italy (Cost $182,618) 236,857
JAPAN 20.1%
Common Stocks 20.1%
Aiful  19,715,900 42,916
Daicel  1,717,500 15,198
Daiei Kankyo  1,068,700 19,495
Daiwabo Holdings  1,222,200 23,786
Dexerials  102,900 1,341
eGuarantee  642,600 7,214
Fukuoka Financial Group  575,900 15,630
Fuso Chemical  415,500 8,954
Hanwa  1,325,800 40,956
Hikari Tsushin  144,500 33,008
Horiba  504,200 31,600
Idec  1,057,300 17,376
IHI  523,600 31,326
Konica Minolta  8,828,200 35,736
Kyoritsu Maintenance (1) 634,400 12,553
METAWATER  1,394,700 16,581
Miura  1,138,100 27,425
Modec  1,023,400 21,038
Nakanishi  987,600 16,291
Nextage  2,774,300 26,779
Nifco  1,291,500 30,865
Nippon Seiki  2,659,100 19,106
Nippon Soda  2,232,100 41,417
Nissan Chemical  364,200 10,958
Niterra  1,040,000 34,302
Obara Group (3) 1,460,000 35,703
Oji Holdings  2,927,300 11,823
Open House Group  351,200 11,489
Penta-Ocean Construction  3,531,100 14,896
Persol Holdings  11,280,500 17,186
Rengo  4,282,000 24,203
Resorttrust  1,107,900 23,223
Round One  2,612,900 22,052
Sakata INX (3) 3,712,400 40,791
Sankyu  517,000 18,465

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Sega Sammy Holdings  1,405,300 27,200
Shimizu  2,168,400 18,801
Sumitomo Seika Chemicals  429,800 12,841
Taiheiyo Cement  2,094,600 52,753
Takashimaya (1) 3,208,200 27,237
Takeuchi Manufacturing  471,300 16,497
Tokai Carbon (1) 4,194,200 23,359
Tokyo Century  1,551,500 15,016
Tokyo Kiraboshi Financial Group  640,200 19,798
Tokyo Seimitsu  352,800 16,703
Tokyo Tatemono (1) 1,646,300 25,388
Toyo Tire  3,045,200 50,055
TRYT (1)(3) 5,890,900 15,989
Yamaha  2,765,000 19,555
Total Japan (Cost $988,629) 1,142,874
LITHUANIA 0.4%
Common Stocks 0.4%
Baltic Classifieds Group (GBP)  5,862,993 24,866
Total Lithuania (Cost $13,364) 24,866
MAURITIUS 0.2%
Common Stocks 0.2%
Alphamin Resources (CAD)  19,122,691 11,974
Total Mauritius (Cost $14,585) 11,974
MEXICO 0.7%
Common Stocks 0.7%
Corp. Inmobiliaria Vesta (1) 6,746,098 17,609
Corp. Inmobiliaria Vesta, ADR (USD) (1) 162,396 4,261
Grupo Aeroportuario del Sureste, ADR (USD) (1) 65,558 17,994
Total Mexico (Cost $28,471) 39,864
NETHERLANDS 1.1%
Common Stocks 1.1%
Aalberts  487,175 17,196
IMCD  301,286 47,181
Total Netherlands (Cost $20,130) 64,377

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NEW ZEALAND 0.4%
Common Stocks 0.4%
Fisher & Paykel Healthcare  1,114,925 23,589
Total New Zealand (Cost $1,013) 23,589
NORWAY 1.6%
Common Stocks 1.6%
Seadrill (USD) (2) 313,196 11,325
Subsea 7  2,692,050 44,409
TGS  3,426,972 34,490
Total Norway (Cost $95,473) 90,224
SINGAPORE 0.3%
Common Stocks 0.3%
Yangzijiang Shipbuilding Holdings  6,286,600 14,079
Total Singapore (Cost $4,395) 14,079
SLOVENIA 0.3%
Common Stocks 0.3%
Nova Ljubljanska Banka, GDR  631,858 17,778
Total Slovenia (Cost $15,407) 17,778
SOUTH KOREA 0.4%
Common Stocks 0.4%
JYP Entertainment (2) 426,659 21,934
Total South Korea (Cost $16,431) 21,934
SPAIN 2.2%
Common Stocks 2.2%
Aedas Homes  830,483 25,702
Amadeus IT Group  323,564 23,678
Fluidra  1,074,572 27,590
Laboratorios Farmaceuticos Rovi  668,506 45,145
Total Spain (Cost $69,659) 122,115

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 3.1%
Common Stocks 3.1%
Beijer Ref (1) 1,418,470 21,048
Camurus (2) 410,839 22,020
HMS Networks (1) 310,060 14,340
MIPS  322,575 15,725
Nordnet (1) 1,085,186 25,797
Norva24 Group (2) 6,897,787 15,419
Rusta  1,142,582 8,545
Sweco, Class B  1,107,446 17,307
Trelleborg, Class B (1) 495,577 18,660
Troax Group  754,333 15,845
Total Sweden (Cost $145,104) 174,706
SWITZERLAND 2.4%
Common Stocks 2.4%
ams-OSRAM (1)(2) 671,436 4,983
Bossard Holding, Class A (1) 65,482 14,577
DKSH Holding  490,967 38,556
Montana Aerospace (2) 2,549,027 45,456
Sensirion Holding (1)(2) 36,681 2,674
SKAN Group  116,069 10,025
Tecan Group  80,780 20,738
Total Switzerland (Cost $157,028) 137,009
TAIWAN 1.0%
Common Stocks 1.0%
Accton Technology  977,000 22,435
Airtac International Group  452,000 11,787
Elite Material  589,000 10,812
King Yuan Electronics  3,206,000 10,728
Total Taiwan (Cost $50,157) 55,762
UNITED KINGDOM 12.0%
Common Stocks 12.0%
Adriatic Metals, CDI (AUD) (2) 13,792,115 35,093
Auction Technology Group (1)(2)(3) 6,310,262 48,142
Big Yellow Group  2,094,033 24,693

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Bridgepoint Group  7,471,970 34,936
ConvaTec Group  6,904,053 21,050
Croda International  1,201,498 49,489
Diploma  291,072 16,298
Genuit Group  4,828,579 23,372
Genus  1,250,218 29,935
Helios Towers (2) 16,765,031 19,591
Hiscox  2,108,219 28,437
Intermediate Capital Group  1,472,648 42,911
IQE (1)(2)(3) 64,350,632 11,802
Oxford Nanopore Technologies (1)(2) 7,937,000 14,313
Persimmon  1,445,755 22,576
QinetiQ Group  2,674,869 12,280
Renishaw  427,627 19,024
Rightmove  2,201,254 18,114
Rotork  11,649,171 50,243
Spirax Group  647,046 64,331
Syncona (2) 7,941,657 9,364
Watches of Switzerland Group (2) 4,055,451 28,692
Weir Group  1,182,992 35,290
YouGov  4,528,318 21,605
Total United Kingdom (Cost $629,851) 681,581
UNITED STATES 0.3%
Common Stocks 0.3%
Kosmos Energy (2) 5,147,628 16,370
Total United States (Cost $31,938) 16,370
VIETNAM 2.6%
Common Stocks 2.6%
Asia Commercial Bank  30,652,910 33,043
FPT  10,902,328 66,416
Hoa Phat Group (2) 29,795,040 31,415
Military Commercial Joint Stock Bank  18,286,380 16,617
Total Vietnam (Cost $101,037) 147,491

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 39,692,039 39,692
Total Short-Term Investments (Cost $39,692) 39,692
SECURITIES LENDING COLLATERAL 4.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 235,371,917 235,372
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 235,372
Total Securities Lending Collateral (Cost $235,372) 235,372
Total Investments in Securities  103.5%
(Cost $4,926,005) $ 5,881,039
Other Assets Less Liabilities (3.5)% (198,747)
Net Assets 100.0% $ 5,682,292
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2025.
(2) Non-income producing
(3) Affiliated Companies
(4) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CDR China Depositary Receipt
CNH Offshore China Renminbi
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Auction Technology Group  $ — $ 10,521 $ —
CI&T, Class A  — 1,178 —
IQE  — 1,897 —
Obara Group  — (4,705) —
Sakata INX  — 3,470 597
TRYT  — 1,584 347
T. Rowe Price Government Reserve Fund,
4.44% — — 282 ++
Totals $ — # $ 13,945 $ 1,226 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
Auction Technology Group  $ * $ 8,846 $ — $ 48,142
CI&T, Class A  * — — 21,584
IQE  9,905 — — 11,802
Obara Group  40,408 — — 35,703
Sakata INX  37,321 — — 40,791
TRYT  * — — 15,989
T. Rowe Price Government
Reserve Fund, 4.44% 348,091 ¤ ¤ 275,064
Total $ 449,075 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,226 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $473,801.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Discovery Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Discovery Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Discovery Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F38-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 258,156 $ 5,347,819 $ — $ 5,605,975
Preferred Stocks — — — —
Short-Term Investments 39,692 — — 39,692
Securities Lending Collateral 235,372 — — 235,372
Total $ 533,220 $ 5,347,819 $ — $ 5,881,039